Summary of Allowance for Loan Losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	$ 7,363
Balance at beginning of period	6,432
Total Allowance, including off-balance sheet instruments, at end of period	8,185	$ 7,363
Total Allowance for Loan Losses at end of period	7,136	6,432
Less: Total Allowance for off-balance sheet instruments	1,049	931
Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	323	261
Net remeasurement due to transfers into stage	(5)	(4)
New originations or purchases	49	40
Net repayments	(7)	(8)
Derecognition of financial assets (excluding disposals and write-offs)	(46)	(54)
Changes to risk, parameters, and models	94	82
Write-offs	(10)	(33)
Recoveries	3	31
Foreign exchange and other adjustments	2	8
Total Allowance for Loan Losses at end of period	403	323
Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,704	1,649
Balance at beginning of period	1,623
Net remeasurement due to transfers into stage	24	19
New originations or purchases	415	330
Net repayments	(156)	(165)
Derecognition of financial assets (excluding disposals and write-offs)	(224)	(312)
Changes to risk, parameters, and models	929	677
Write-offs	(1,104)	(846)
Recoveries	298	293
Foreign exchange and other adjustments	9	59
Total Allowance, including off-balance sheet instruments, at end of period	1,895	1,704
Total Allowance for Loan Losses at end of period	1,809	1,623
Less: Total Allowance for off-balance sheet instruments	86	81
Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,352	2,314
Balance at beginning of period	1,747
Net remeasurement due to transfers into stage	(16)	126
New originations or purchases	194	207
Net repayments	138	32
Derecognition of financial assets (excluding disposals and write-offs)	(382)	(345)
Changes to risk, parameters, and models	1,393	562
Write-offs	(1,425)	(975)
Recoveries	288	291
Foreign exchange and other adjustments	35	140
Total Allowance, including off-balance sheet instruments, at end of period	2,577	2,352
Total Allowance for Loan Losses at end of period	1,934	1,747
Less: Total Allowance for off-balance sheet instruments	643	605
Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,984	3,022
Balance at beginning of period	2,739
Net remeasurement due to transfers into stage	15	10
New originations or purchases	1,258	1,098
Net repayments	(135)	(62)
Derecognition of financial assets (excluding disposals and write-offs)	(1,700)	(1,783)
Changes to risk, parameters, and models	1,095	623
Write-offs	(307)	(140)
Recoveries	46	52
Foreign exchange and other adjustments	54	164
Total Allowance, including off-balance sheet instruments, at end of period	3,310	2,984
Total Allowance for Loan Losses at end of period	2,990	2,739
Less: Total Allowance for off-balance sheet instruments	320	245
Stage 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,955
Balance at beginning of period	2,522
Total Allowance, including off-balance sheet instruments, at end of period	3,149	2,955
Total Allowance for Loan Losses at end of period	2,673	2,522
Less: Total Allowance for off-balance sheet instruments	476	433
Stage 1 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	127	35
Net remeasurement due to transfers into stage	(23)	(18)
New originations or purchases	49	40
Net repayments	(4)	(4)
Derecognition of financial assets (excluding disposals and write-offs)	(9)	(7)
Changes to risk, parameters, and models	(78)	(7)
Foreign exchange and other adjustments	1	4
Total Allowance for Loan Losses at end of period	154	127
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	123	109
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(30)	(23)
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(2)	(2)
Stage 1 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	654	550
Balance at beginning of period	619
Net remeasurement due to transfers into stage	(208)	(167)
New originations or purchases	415	330
Net repayments	(63)	(74)
Derecognition of financial assets (excluding disposals and write-offs)	(76)	(93)
Changes to risk, parameters, and models	(416)	(329)
Foreign exchange and other adjustments	4	21
Total Allowance, including off-balance sheet instruments, at end of period	688	654
Total Allowance for Loan Losses at end of period	653	619
Less: Total Allowance for off-balance sheet instruments	35	35
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	594	613
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(207)	(188)
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(9)	(9)
Stage 1 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	954	878
Balance at beginning of period	685
Net remeasurement due to transfers into stage	(513)	(367)
New originations or purchases	194	207
Net repayments	74	2
Derecognition of financial assets (excluding disposals and write-offs)	(43)	(56)
Changes to risk, parameters, and models	(489)	(647)
Foreign exchange and other adjustments	13	58
Total Allowance, including off-balance sheet instruments, at end of period	988	954
Total Allowance for Loan Losses at end of period	709	685
Less: Total Allowance for off-balance sheet instruments	279	269
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	1,134	1,208
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(317)	(310)
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(19)	(19)
Stage 1 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,220	1,186
Balance at beginning of period	1,091
Net remeasurement due to transfers into stage	(102)	(83)
New originations or purchases	1,258	1,098
Net repayments	41	20
Derecognition of financial assets (excluding disposals and write-offs)	(715)	(773)
Changes to risk, parameters, and models	(178)	(250)
Foreign exchange and other adjustments	30	79
Total Allowance, including off-balance sheet instruments, at end of period	1,319	1,220
Total Allowance for Loan Losses at end of period	1,157	1,091
Less: Total Allowance for off-balance sheet instruments	162	129
Stage 1 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	346	359
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(570)	(409)
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(11)	(7)
Stage 2 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	3,644
Balance at beginning of period	3,149
Total Allowance, including off-balance sheet instruments, at end of period	4,000	3,644
Total Allowance for Loan Losses at end of period	3,435	3,149
Less: Total Allowance for off-balance sheet instruments	565	495
Stage 2 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	140	175
Net remeasurement due to transfers into stage	18	13
Net repayments	(3)	(4)
Derecognition of financial assets (excluding disposals and write-offs)	(23)	(19)
Changes to risk, parameters, and models	156	59
Foreign exchange and other adjustments		3
Total Allowance for Loan Losses at end of period	192	140
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(120)	(106)
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	47	34
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(23)	(15)
Stage 2 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	896	960
Balance at beginning of period	850
Net remeasurement due to transfers into stage	223	178
Net repayments	(81)	(78)
Derecognition of financial assets (excluding disposals and write-offs)	(97)	(167)
Changes to risk, parameters, and models	575	528
Foreign exchange and other adjustments	4	33
Total Allowance, including off-balance sheet instruments, at end of period	1,010	896
Total Allowance for Loan Losses at end of period	959	850
Less: Total Allowance for off-balance sheet instruments	51	46
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(589)	(603)
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	276	248
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(197)	(203)
Stage 2 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,191	1,298
Balance at beginning of period	855
Net remeasurement due to transfers into stage	476	474
Net repayments	7	4
Derecognition of financial assets (excluding disposals and write-offs)	(75)	(118)
Changes to risk, parameters, and models	1,111	927
Foreign exchange and other adjustments	15	68
Total Allowance, including off-balance sheet instruments, at end of period	1,277	1,191
Total Allowance for Loan Losses at end of period	913	855
Less: Total Allowance for off-balance sheet instruments	364	336
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1,108)	(1,189)
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	375	350
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(715)	(623)
Stage 2 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,417	1,526
Balance at beginning of period	1,304
Net remeasurement due to transfers into stage	115	93
Net repayments	(76)	(33)
Derecognition of financial assets (excluding disposals and write-offs)	(587)	(624)
Changes to risk, parameters, and models	585	394
Foreign exchange and other adjustments	36	89
Total Allowance, including off-balance sheet instruments, at end of period	1,521	1,417
Total Allowance for Loan Losses at end of period	1,371	1,304
Less: Total Allowance for off-balance sheet instruments	150	113
Stage 2 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(344)	(352)
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	583	423
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(208)	(99)
Stage 3 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	764
Balance at beginning of period	761
Total Allowance, including off-balance sheet instruments, at end of period	1,036	764
Total Allowance for Loan Losses at end of period	1,028	761
Less: Total Allowance for off-balance sheet instruments	8	3
Stage 3 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	56	51
Net remeasurement due to transfers into stage		1
Derecognition of financial assets (excluding disposals and write-offs)	(14)	(28)
Changes to risk, parameters, and models	16	30
Write-offs	(10)	(33)
Recoveries	3	31
Foreign exchange and other adjustments	1	1
Total Allowance for Loan Losses at end of period	57	56
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(3)	(3)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(17)	(11)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	25	17
Stage 3 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	154	139
Balance at beginning of period	154
Net remeasurement due to transfers into stage	9	8
Net repayments	(12)	(13)
Derecognition of financial assets (excluding disposals and write-offs)	(51)	(52)
Changes to risk, parameters, and models	770	478
Write-offs	(1,104)	(846)
Recoveries	298	293
Foreign exchange and other adjustments	1	5
Total Allowance, including off-balance sheet instruments, at end of period	197	154
Total Allowance for Loan Losses at end of period	197	154
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(5)	(10)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(69)	(60)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	206	212
Stage 3 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	207	138
Balance at beginning of period	207
Net remeasurement due to transfers into stage	21	19
Net repayments	57	26
Derecognition of financial assets (excluding disposals and write-offs)	(264)	(171)
Changes to risk, parameters, and models	771	282
Write-offs	(1,425)	(975)
Recoveries	288	291
Foreign exchange and other adjustments	7	14
Total Allowance, including off-balance sheet instruments, at end of period	312	207
Total Allowance for Loan Losses at end of period	312	207
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(26)	(19)
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(58)	(40)
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	734	642
Stage 3 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	347	310
Balance at beginning of period	344
Net remeasurement due to transfers into stage	2
Net repayments	(100)	(49)
Derecognition of financial assets (excluding disposals and write-offs)	(398)	(386)
Changes to risk, parameters, and models	688	479
Write-offs	(307)	(140)
Recoveries	46	52
Foreign exchange and other adjustments	(12)	(4)
Total Allowance, including off-balance sheet instruments, at end of period	470	347
Total Allowance for Loan Losses at end of period	462	344
Less: Total Allowance for off-balance sheet instruments	8	3
Stage 3 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(2)	(7)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(13)	(14)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	$ 219	$ 106